Offerings - Offering: 1	Aug. 03, 2026 USD ($) shares $ / shares Rate
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	250,000
Proposed Maximum Offering Price per Unit | $ / shares	9.66
Maximum Aggregate Offering Price	$ 2,415,000
Fee Rate | Rate	0.01381%
Amount of Registration Fee	$ 333.51
Offering Note
(1) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers such indeterminable number of additional shares of the Registrant’s common stock, par value $0.001 per share (the “Common Stock”), that become issuable under the Medifast, Inc. Amended and Restated 2012 Share Incentive Plan, as amended and restated (the “Amended and Restated 2012 Plan”), by reason of any stock splits, stock dividends, recapitalization or similar transactions. The amount to be registered represents 250,000 additional shares of Common Stock that are available for grant under the Amended and Restated 2012 Plan, as amended and approved by the Registrant’s stockholders at its annual meeting on May 19, 2026.

(2) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) of the Securities Act. The offering price per share and aggregate offering price are based upon the average of the high and low prices for the Common Stock as reported on the New York Stock Exchange on July 29, 2026, which date is within five business days prior to filing this Registration Statement in accordance with Rule 457(c) of the Securities Act.